Segment Reporting (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 138,664,272	$ 124,208,506	$ 102,320,689
Revenue from United States [Member]
Segment Reporting Information [Line Items]
Revenues	118,307,987	106,563,934	92,729,983
Revenue from Europe (Member)
Segment Reporting Information [Line Items]
Revenues	6,621,940	6,101,139	3,172,868
Revenue from Canada [Member]
Segment Reporting Information [Line Items]
Revenues	1,635,667	1,943,946	982,106
Revenue from China [Member]
Segment Reporting Information [Line Items]
Revenues	8,286,146	7,740,720	3,839,176
Revenue from other foreign countries [Member]
Segment Reporting Information [Line Items]
Revenues	$ 3,812,532	$ 1,858,767	$ 1,596,556